Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets at December 31, 2022 and 2021 are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets
Net operating loss carryforward	$—	$35,810
Startup/Organization Expenses	414,684	141,779
Total deferred tax assets	414,684	177,589
Valuation Allowance	(414,664)	(177,589)
Deferred tax assets	$—	$—

Schedule of Income Tax Provision	The income tax provision for the year ended December 31, 2022 and for the period from February 12, 2021 (inception) through December 31, 2021 consists of the following:
	December 31, 2022	For the Period From February 12, 2021 (Inception) Through December 31, 2021
Federal
Current	$434,898	$—
Deferred	(166,071)	(177,589)
State and Local
Current	89,879	—
Deferred	(71,024)	—
Change in valuation allowance	237,095	177,589
Income tax provision	$524,777	$—

Schedule of Reconciliation of the Federal Income Tax Rate to the Company’s Effective Tax Rate	A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.34%	—%
Prior year true up	(0.58)%	—%
Change in fair value of warrants	(20.26)%	(27.57)%
Penalties on franchise tax obligations	0.05%	—
Other permanent differences	—%	1.85%
Valuation allowance	3.80%	4.80%
Effective tax rate	8.35%	0.00%